Equity - Additional Information (Details)			1 Months Ended	3 Months Ended					6 Months Ended			12 Months Ended
		Feb. 16, 2021 USD ($)	Sep. 30, 2016 shares	Jun. 30, 2021 USD ($) member $ / shares shares		Mar. 31, 2021 USD ($)	Jun. 30, 2020 USD ($) shares	Mar. 31, 2020 USD ($)	Jun. 30, 2021 USD ($) member $ / shares shares		Jun. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2019 USD ($) $ / shares shares
Stockholders Equity Details [Line Items]
Preferred Stock, Shares authorized				1,000,000					1,000,000			1,000,000
Preferred stock, shares issued				0					0			0
Preferred stock, shares outstanding				0					0			0
Preferred stock, par value | $ / shares				$ 0.0001					$ 0.0001			$ 0.0001
Common Class A [Member]
Stockholders Equity Details [Line Items]
Common stock, shares authorized				70,000,000					70,000,000			70,000,000
Common Class B [Member]
Stockholders Equity Details [Line Items]
Common stock, shares authorized				12,500,000					12,500,000			12,500,000
Sarcos Corp and Subsidiaries
Stockholders Equity Details [Line Items]
Stock based compensation | $									$ 392,000		$ 374,000	$ 773,000		$ 637,000
Preferred stock, shares outstanding												3,924,112
Preferred stock, voting rights												Holders of Preferred Stock shall be entitled to vote on all matters on which Common Stock are entitled to vote. So long as at least 3,924,112 shares of Preferred Stock remain outstanding, the holder of Preferred Stock, voting as a separate class, are entitled to elect four members of the Board of Directors. The holders of Common Stock shall be entitled to elect five members of the Board of Directors.
Preferred stock, dividend rate, percentage												80.00%
Ownership percentage												79.00%
Non-controlling interest												21.00%
Stock-based compensation | $				$ 219,000		$ 173,000	$ 705,000	$ 683,000				$ 2,291,000		2,662,000
Minimum preferred share outstanding for preference holders voting rights				3,924,112					3,924,112
Preferred stock holder, number of members of board of directors, right to elect | member				4					4
Common stock holder, number of members of board of directors, right to elect | member				5					5
Minimum percentage of members approving change in authorized share capital				80.00%					80.00%
Acquired non controlling interest shares purchase price | $		$ 200,000
Sarcos Corp and Subsidiaries | Zepto
Stockholders Equity Details [Line Items]
Ownership percentage												79.00%
Non-controlling interest												21.00%
Sarcos Corp and Subsidiaries | Founder Shares
Stockholders Equity Details [Line Items]
Shares subject to repurchase			750,000									0
Stock Repurchase Expiration Date			Sep. 30, 2021
Stock repurchase lapse period			48 months
Stock based compensation | $												$ 1,518,000		$ 2,025,000
Unrecognized stock based compensation | $												$ 0
Sarcos Corp and Subsidiaries | Common Stock
Stockholders Equity Details [Line Items]
Common stock, shares authorized				33,990,766					33,990,766			33,990,766
Sarcos Corp and Subsidiaries | Preferred Stock
Stockholders Equity Details [Line Items]
Preferred Stock, Shares authorized												12,112,012
Sarcos Corp and Subsidiaries | Common Class A [Member]
Stockholders Equity Details [Line Items]
Common stock, shares authorized				25,990,765					25,990,765			25,990,765		25,990,765
Sarcos Corp and Subsidiaries | Common Class A [Member] | Minimum
Stockholders Equity Details [Line Items]
Proceeds from Issuance of Common Stock | $									$ 100,000			$ 100,000,000
Shares Issued, Price Per Share | $ / shares				$ 21.57					$ 21.57			$ 21.57
Sarcos Corp and Subsidiaries | Common Class A [Member] | Founder Shares
Stockholders Equity Details [Line Items]
Shares subject to repurchase			4,000,000
Sarcos Corp and Subsidiaries | Common Class A [Member] | Common Stock
Stockholders Equity Details [Line Items]
Common stock, shares authorized				25,990,765					25,990,765			25,990,765
Sarcos Corp and Subsidiaries | Common Class B [Member]
Stockholders Equity Details [Line Items]
Common stock, shares authorized				8,000,001					8,000,001			8,000,001		8,000,001
Shares subject to repurchase							4,000,000				4,000,000
Stock Repurchase Program, Period in Force											48 months
Stock-based compensation | $				$ 0			$ 506		$ 0		$ 1,012
Sarcos Corp and Subsidiaries | Common Class B [Member] | Common Stock
Stockholders Equity Details [Line Items]
Common stock, shares authorized				8,000,001					8,000,001			8,000,001
Sarcos Corp and Subsidiaries | Series A Preferred Stock [Member]
Stockholders Equity Details [Line Items]
Preferred Stock, Shares authorized				5,421,446					5,421,446			5,421,446		5,421,446
Preferred stock, shares issued				5,421,446					5,421,446			5,421,446		5,421,446
Preferred stock, shares outstanding				5,421,446					5,421,446			5,421,446		5,421,446
Preferred Stock, liquidation preference, Value | $				$ 15,723,000					$ 15,723,000			$ 15,723,000		$ 15,723,000
Sarcos Corp and Subsidiaries | Series A Preferred Stock [Member] | Restatement
Stockholders Equity Details [Line Items]
Preferred Stock, liquidation preference, Value | $												$ 3,857.3000
Sarcos Corp and Subsidiaries | Series A Preferred Stock [Member] | Director
Stockholders Equity Details [Line Items]
Preferred stock, par value | $ / shares												$ 0.2320
Sarcos Corp and Subsidiaries | Series A Preferred Stock [Member] | Preferred Stock
Stockholders Equity Details [Line Items]
Preferred Stock, Shares authorized												5,421,446
Sarcos Corp and Subsidiaries | Series B Preferred Stock [Member]
Stockholders Equity Details [Line Items]
Preferred Stock, Shares authorized				3,158,338					3,158,338			3,158,338		3,158,338
Preferred stock, shares issued				3,158,338					3,158,338			3,158,338		3,158,338
Preferred stock, shares outstanding				3,158,338					3,158,338			3,158,338		3,158,338
Preferred Stock, liquidation preference, Value | $				$ 30,050,000					$ 30,050,000			$ 30,050,000		$ 30,050,000
Sarcos Corp and Subsidiaries | Series B Preferred Stock [Member] | Restatement
Stockholders Equity Details [Line Items]
Preferred Stock, liquidation preference, Value | $												$ 9,514.5000
Sarcos Corp and Subsidiaries | Series B Preferred Stock [Member] | Director
Stockholders Equity Details [Line Items]
Preferred stock, par value | $ / shares												$ 0.7611
Sarcos Corp and Subsidiaries | Series B Preferred Stock [Member] | Preferred Stock
Stockholders Equity Details [Line Items]
Preferred Stock, Shares authorized												3,158,338
Sarcos Corp and Subsidiaries | Series C Preferred Stock [Member]
Stockholders Equity Details [Line Items]
Preferred Stock, Shares authorized				3,532,228					3,532,228			3,532,228		3,532,228
Preferred stock, shares issued				3,532,228					3,532,228			3,532,228		3,532,228
Preferred stock, shares outstanding				3,532,228					3,532,228			3,532,228		3,532,228
Preferred Stock, liquidation preference, Value | $				$ 40,000,000					$ 40,000,000			$ 40,000,000		$ 40,000,000
Sarcos Corp and Subsidiaries | Series C Preferred Stock [Member] | Restatement
Stockholders Equity Details [Line Items]
Preferred Stock, liquidation preference, Value | $												$ 11,324.3000
Sarcos Corp and Subsidiaries | Series C Preferred Stock [Member] | Director
Stockholders Equity Details [Line Items]
Preferred stock, par value | $ / shares												$ 0.9059
Sarcos Corp and Subsidiaries | Series C Preferred Stock [Member] | Preferred Stock
Stockholders Equity Details [Line Items]
Preferred Stock, Shares authorized												3,532,228
Sarcos Corp and Subsidiaries | Convertible Preferred Stock [Member]
Stockholders Equity Details [Line Items]
Preferred Stock, Shares authorized				12,112,012	[1]				12,112,012	[1]		12,112,012	[2]
Preferred stock, shares issued				12,112,012					12,112,012			12,112,012	[2]
Preferred stock, shares outstanding				12,112,012					12,112,012			12,112,012
Preferred stock, par value | $ / shares				$ 0.001					$ 0.001			$ 0.001		$ 0.001
Preferred Stock, liquidation preference, Value | $				$ 85,773,000	[1]				$ 85,773,000	[1]		$ 85,773,000	[2]
Sarcos Corp and Subsidiaries | Series A [Member]
Stockholders Equity Details [Line Items]
Preferred Stock, Shares authorized				5,421,446	[1]				5,421,446	[1]		5,421,446	[2]
Preferred stock, shares issued				5,421,446					5,421,446			5,421,446	[2]
Preferred stock, shares outstanding				5,421,446					5,421,446
Preferred stock, par value | $ / shares	[2]											$ 2.9002
Preferred Stock, liquidation preference, Value | $				$ 15,723,000	[1]				$ 15,723,000	[1]		$ 15,723,000	[2]
Preferred stock, dividend rate, per-dollar amount | $ / shares									$ 0.2320
Preferred Stock, Liquidation Preference Per Share | $ / shares				$ 3.8573					$ 3.8573
Sarcos Corp and Subsidiaries | Series B [Member]
Stockholders Equity Details [Line Items]
Preferred Stock, Shares authorized				3,158,338	[1]				3,158,338	[1]		3,158,338	[2]
Preferred stock, shares issued				3,158,338					3,158,338			3,158,338	[2]
Preferred stock, shares outstanding				3,158,338					3,158,338
Preferred stock, par value | $ / shares	[2]											$ 9.5145
Preferred Stock, liquidation preference, Value | $				$ 30,050,000	[1]				$ 30,050,000	[1]		$ 30,050,000	[2]
Preferred stock, dividend rate, per-dollar amount | $ / shares									$ 0.7611
Preferred Stock, Liquidation Preference Per Share | $ / shares				$ 9.5145					$ 9.5145
Sarcos Corp and Subsidiaries | Series C [Member]
Stockholders Equity Details [Line Items]
Preferred Stock, Shares authorized				3,532,228	[1]				3,532,228	[1]		3,532,228	[2]
Preferred stock, shares issued				3,532,228					3,532,228			3,532,228	[2]
Preferred stock, shares outstanding				3,532,228					3,532,228
Preferred stock, par value | $ / shares	[2]											$ 11.3243
Preferred Stock, liquidation preference, Value | $				$ 40,000,000	[1]				$ 40,000,000	[1]		$ 40,000,000	[2]
Preferred stock, dividend rate, per-dollar amount | $ / shares									$ 0.9059
Preferred Stock, Liquidation Preference Per Share | $ / shares				$ 11.3243					$ 11.3243

[1]	Based on the Company’s Amended and Restated Articles of Incorporation, dated as of January 5, 2020, liquidation preferences are calculated as the greater of the stated liquidation preference or common stock conversion price. As net assets available as of the balance sheet date would be unlikely to result in the payout of the full liquidation preference of $3.8573 to Series A Preferred stockholders, the Company considers the conversion price of $2.9002 to be appropriate in calculating the aggregate liquidation value
[2]	Based on the Company’s Amended and Restated Articles of Incorporation dated as of January 5, 2020, liquidation preferences are calculated as the greater of the stated liquidation preference or common stock conversion price. As net assets available as of the balance sheet date would be unlikely to result in the payout of the full liquidation preference of $3.8573 to Series A Preferred stockholders, the Company considers the conversion price of $2.9002 to be appropriate in calculating the aggregate liquidation value.